REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers
Revenue from contracts with customers

	Year Ended December 31, 2019 (As adjusted)
	Wastewater treatment	Exploration and mining	Total
	CNY	CNY	CNY
Segments
Type of goods or services
Sales of copper ores	—	12,969	12,969
Sales of water treatment equipment	2,275	—	2,275
Construction contract revenue	37,773	—	37,773
Operation and maintenance services	3,245	—	3,245
Operation services of service concession arrangement	2,295	—	2,295
Construction services of service concession arrangement	88,622	—	88,622
Total revenue from contracts with customers	134,210	12,969	147,179

Geographic market
Mainland China	134,210	12,969	147,179

Timing of revenue recognition
At a point in time	2,275	12,969	15,244
Over time	131,935	—	131,935
Total revenue from contracts with customers	134,210	12,969	147,179

	Year Ended December 31, 2020 (As adjusted)
	Wastewater treatment	Exploration and mining	Total
	CNY	CNY	CNY
Segments
Type of goods or services
Sales of copper ores	—	6,867	6,867
Construction contract revenue	7,665	—	7,665
Operation and maintenance services	3,561	—	3,561
Operation services of service concession arrangement	2,295	—	2,295
Construction services of service concession arrangement	22,110	—	22,110
Total revenue from contracts with customers	35,631	6,867	42,498

Geographic market
Mainland China	35,631	6,867	42,498

Timing of revenue recognition
At a point in time	—	6,867	6,867
Over time	35,631	—	35,631
Total revenue from contracts with customers	35,631	6,867	42,498

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Total	Total
	CNY	CNY	CNY	US$
Segments
Type of goods or services
Construction contract revenue	12,203	—	12,203	1,920
Operation and maintenance services	183	—	183	29
Operation services of service concession arrangement	5,953	—	5,953	937
Construction services of service concession arrangement	396	—	396	62
Total revenue from contracts with customers	18,735	—	18,735	2,948

Geographic market
Mainland China	18,735	—	18,735	2,948

Timing of revenue recognition
Over time	18,735	—	18,735	2,948
Total revenue from contracts with customers	18,735	—	18,735	2,948

Performance Obligation

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)
Amounts expected to be recognized as revenue:
Within one year	29,383	10,201	17,774	2,797
After one year	202,515	192,314	183,114	28,810
Amounts expected in Revenues	231,898	202,515	200,888	31,607